NYSA SERIES TRUST

NYSA FUND

Incorporated herein by reference is the definitive version of the prospectus for the NYSA FUND filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 20, 2013 (SEC Accession No. 0001162044-13-000958).